UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012

Check here if Amendment [  ]; Amendment Number:
        This Amendment (Check only one.):   [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Dalal Street, LLC
Address:              1200 Roosevelt
                      Suite 200
                      Irvine, CA 92620

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Mohnish Pabrai
Title:                Managing Member
Phone:                949-453-0609

Signature, Place, and Date of Signing:

/s/ Mohnish Pabrai                 Irvine, CA                  May 11, 2012
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               None

Form 13F Information Table Entry Total:             8

Form 13F Information Table Value Total:       324,749
                                             (x$1000)

List of Other Included Managers:                 None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                          DALAL STREET, LLC
                                           As of 03/31/12

  Column 1                      Column 2       Column 3    Column 4         Column 5       Column 6   Column 7       Column 8

                                                                      Shares or
  Name of                       Title of       CUSIP       Value     Principal  SH/ PUT/  Investment   Other         Voting
  Issuer                        Class          Number     (x$1000)   Amount     PRN CALL  Discretion  Managers      Authority

                                                                                                               Sole      Shared None

BANK OF AMERICA CORPORATION     COM            060505104   71,794    7,502,000  SH        Sole        n/a      7,502,000
CAPITALSOURCE INC               COM            14055X102   14,275    2,162,900  SH        Sole        n/a      2,162,900
CITIGROUP INC                   COM            172967424   66,064    1,807,510  SH        Sole        n/a      1,807,510
GOLDMAN SACHS GROUP INC         COM            38141G104   62,947      506,130  SH        Sole        n/a        506,130
HORSEHEAD HLDG CORP             COM            440694305   20,959    1,840,100  SH        Sole        n/a      1,840,100
PINNACLE AIRL CORP              COM            723443107    2,652    1,964,185  SH        Sole        n/a      1,964,185
POTASH CORP SASK INC            COM            73755L107   36,232      793,000  SH        Sole        n/a        793,000
TEREX CORP NEW                  COM            880779103   49,825    2,214,460  SH        Sole        n/a      2,214,460
